Taxation	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Taxation

14. TAXATION

a) Value‑added tax (“VAT”)

During the periods presented, the Group is subject to 13% VAT, when applicable, for online direct sales revenues from sales of electronic products, home appliance products and general merchandise products, and 6% for premium membership fees, third-party sellers’ commission fees, and financial services income earned from rendering services to its customers in the PRC.

The Group is also subject to surcharges on VAT payments according to PRC tax law.

b) Income tax

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. Commencing from the year of assessment of 2018, the first HK$2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

Mainland China

The Enterprise Income Tax (“EIT”) Law generally applies a statutory income tax rate of 25% to all enterprises but grants preferential tax treatment to qualified HNTEs and Software Enterprises.

Shenzhen Lexin Software qualified as Software Enterprises and was entitled to an income tax exemption for the years of 2017 and 2018, a preferential income tax rate of 10% for 2019, and was entitled to a preferential income tax rate of 12.5% for 2020 and 2021. It qualifies as HNTE from 2022 to 2024, and is entitled to a preferential income tax rate of 15% from 2022 to 2024. The relevant documents should be retained for future examination purpose.

Beihai Aurora and Beihai Lexin Information are entitled for a preferential income tax rate of 15% for China’s Western Development Strategy. Therefore, Beihai Aurora and Beihai Lexin Information applied a preferential income tax rate of 15% from 2023 to 2030. In the meantime, the local tax bureau in Guangxi exempted 40% of the income based on the preferential income tax rate of 15% from 2021 to 2025. Beihai Dulin is entitled to enjoy a preferential income tax rate of 9% from 2023 to 2028. The relevant documents should be retained for future examination purpose.

Shenzhen Lexin Information qualified as “Software Enterprises Encouraged by the State” from 2021. As a result, Shenzhen Lexin Information Service Co.,Ltd. is entitled to an income tax exemption for the years of 2021 and 2022 and a preferential income tax rate of 12.5% from 2023 to 2025. The “Software Enterprises Encouraged by the State” is subject to review by the relevant authorities every year.

The Group’s other PRC subsidiaries, the VIEs and the VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.

PRC Withholding Tax on Dividends

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by FIEs in the PRC to its foreign investors who are non‑resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with the PRC.

Starting from 2023, the Company decided to remit certain percentage of the annual profits of its PRC subsidiaries to their overseas parent company for dividend distribution purposes. The Group accrued RMB21.4 million withholding tax liabilities based on 10% withholding income tax rate for certain percentage of the annual profits. As of December 31, 2023, the unrecognized tax liabilities related to accumulated undistributed profits of RMB6,268 million from the PRC subsidiaries was RMB627 million. The Group still intends to indefinitely reinvest these remaining earnings in its PRC subsidiaries.

The Company has not accrued any tax for the outside basis difference represented by the accumulated undistributed profits of the consolidated VIEs, with the unrecognized tax liabilities amounted to RMB208 million at December 31, 2023 as, after review, it was determined that relevant tax laws and regulations provide for tax-free transfer of such amounts to the Company’s PRC subsidiaries.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control of the entity is within the PRC. The implementation rules to the EIT Law provide that non‑resident legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed as resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax, at a rate of 25%. The components of the Group’s income before income tax expense for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the Year Ended December 31,
	2021	2022	2023
	(RMB in thousands, except for percentages)
Income before income tax expense	2,769,534	1,028,569	1,326,786
Loss from non-China operations	(30,047)	(94,806)	(86,910)
Income from China operations	2,799,581	1,123,375	1,413,696
Income tax expense applicable to China operations	428,267	202,466	239,365
Income tax expense applicable to non-China operations	7,151	174	123
PRC Withholding Tax on Dividends	—	—	21,353
Total income tax expense	435,418	202,640	260,841
Effective tax rate for China operations	15.3%	18.0%	16.9%
Effective tax rate for the Group	15.7%	19.7%	19.7%

The Group did not incur any interest and penalties related to potential underpaid income tax expenses.

Composition of income tax expense for the Group

The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, the VIEs, and subsidiaries of the VIEs:

	For the Year Ended December 31,
	2021	2022	2023
	(RMB in thousands)
Current income tax expense	831,675	169,299	328,391
Deferred income tax expense	(396,257)	33,341	(67,550)
Income tax expense	435,418	202,640	260,841

The following table sets forth reconciliation between the statutory enterprise income tax (“EIT”) rate and the effective tax rate for the Group:

	For the Year Ended December 31,
	2021	2022	2023
Statutory EIT rate	25.0%	25.0%	25.0%
Effect of tax holidays	(10.8)%	(6.8)%	(6.5)%
Effect of non-deductible expenses	3.0%	4.7%	2.5%
Effect of research and development tax credit	(2.1)%	(6.1)%	(4.7)%
Changes in valuation allowance	0.1%	0.6%	4.9%
Tax rate difference from statutory rate in other jurisdictions and others	0.5%	2.3%	(3.1)%
Effect of withholding income tax	0.0%	0.0%	1.6%
Effective tax rates for the Group	15.7%	19.7%	19.7%

The following table sets forth the effect of tax holiday related to the Group:

	For the Year Ended December 31,
	2021	2022	2023
	(In thousands, except per share amount)
Tax holiday effect	299,578	69,827	86,655
Basic net income per share effect	0.81	0.20	0.26
Diluted net income per share effect	0.72	0.18	0.24

Deferred tax assets and deferred tax liabilities

Deferred income tax expense reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	For the Year Ended December 31,
	2022	2023
Deferred tax assets
- Provision for credit losses	948,177	1,225,097
- Deferred guarantee income and other accrued expenses	807,224	869,708
- Contingent guarantee liabilities	220,527	452,135
- Net operating loss carryforwards	43,237	105,653
- Advertising expenses in excess of deduction limit	5,683	7,248
-Investment related loss	-	75,440
Less: valuation allowance	(13,038)	(78,471)
Total deferred tax assets	2,011,810	2,656,810
Net deferred tax assets	1,141,761	1,232,092

The components of the deferred tax liabilities are as follows:

	For the Year Ended December 31,
	2022	2023
Deferred tax liabilities
-Contract assets and service fees receivable	636,659	1,009,002
-Guarantee receivables	285,949	469,703
-Withholding income tax	-	21,353
Total deferred tax liabilities	922,608	1,500,058
Net deferred tax liabilities	52,559	75,340

Movement of valuation allowance

	For the Year Ended December 31,
	2021	2022	2023
Balance at beginning of the year	(4,429)	(6,756)	(13,038)
Additions	(2,659)	(6,783)	(66,967)
Reversals	332	501	1,534
Balance at end of the year	(6,756)	(13,038)	(78,471)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Group evaluates a variety of factors including the successful experiences in pre-tax deduction of provision for credit losses in previous years’ annual tax filings, and concluded that the deferred tax assets arose from provision for credit losses are more-likely-than-not to be realized. Therefore, no valuation allowance was provided for the provision for credit losses as of December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2022 and 2023, the Group had net operating loss carryforwards of approximately RMB175 million and RMB423 million, respectively, which arose from the Group’s certain subsidiaries, the VIEs and the VIEs’ subsidiaries established in the PRC. As of December 31, 2022 and 2023, deferred tax assets arose from the net operating loss carryforwards amounted to RMB48.4 million and RMB312 million was provided for full valuation allowance respectively, while the remaining RMB126 million and RMB111 million is expected to be utilized prior to expiration considering future taxable income for respective entities. As of December 31, 2023, the net operating loss carryforwards of RMB2.4 million, RMB11.3 million, RMB35.4 million, RMB82.5 million and RMB291 million will expire in 2024, 2025, 2026, 2027 and 2028, respectively, if not utilized.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2023.